Debt (Details Narrative) - USD ($)			12 Months Ended
	Mar. 09, 2017	Sep. 09, 2016	Dec. 31, 2017	Dec. 31, 2016	Oct. 19, 2017	Jul. 27, 2017	Feb. 23, 2017
Interest expense			$ 77,284	$ 15,220
Accretion of debt discount			$ (919,367)	$ (165,481)
Common stock shares reserved under stock option plan			102,582
Estimated volatility				92.00%
Loan agreement [Member] | KCC [Member]
Interest expense			$ 51,385	$ 15,220
Accretion of debt discount			$ 534,519	$ 165,481
Convertible debt financing, Maximum amount		$ 900,000
Interest rate		7.00%					7.00%
Convertible debt financing, Loan received		$ 700,000					$ 395,000
Convertible debt financing, Remaining amount		$ 200,000
Debt instrument terms conversion feature

The Note became convertible, at KCC’s sole discretion, into shares of our common stock at conversion rate equal to the lesser of: (i) $1.54, the closing price of our common stock on the day prior to the issuance of the Note or (ii) a 20% discount to the average closing price of our common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23 per share.

			The maturity date of the KCC February Note was extended from February 23, 2018 to December 31, 2019.
Exercise Price			$ 1.25
Market price of common stock			$ 1.54
Estimated volatility			92.30%
Risk free interest rate			1.23%
Expected dividend rate			0.00%
Expected life			5 years
Fair value			$ 340,735
Beneficial conversion featture amount			359,265
Debt discount			$ 700,000
Period for accretion of discount			1 year 2 months 30 days
February 2017 Loan Agreements [member] | KCC [Member]
Interest rate	7.00%
Convertible debt financing, Loan received	$ 395,000
Series E Warrant [Member] | Loan agreement [Member] | KCC [Member]
Common stock shares reserved under stock option plan		584,416
Debt instrument terms conversion feature

Common stock at a purchase price of the lesser of: (i) $1.54, the closing price of the Company’s common stock on the day prior to issuance of the Series E Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant.

Series F Warrant [Member] | February 2017 Loan Agreements [member]
Interest expense			$ 25,899
Accretion of debt discount			384,848
Remaining debt discount			$ 58,438
Exercise Price			$ 3.45
Principal amount			$ 420,000
Market price of common stock			$ 3.53
Estimated volatility			110.00%
Risk free interest rate			2.13%
Expected dividend rate			0.00%
Expected life			5 years
Fair value			$ 211,073
Beneficial conversion featture amount			232,213
Debt discount			$ 443,286
Period for accretion of discount			1 year 2 months 30 days
Series F Warrant [Member] | February 2017 Loan Agreements [member] | KCC [Member]
Common stock shares reserved under stock option plan	114,493
Series F Warrant [Member] | February 2017 Loan Agreements 1 [Member]
Exercise Price			$ 2.90
Principal amount			$ 25,000
Market price of common stock			$ 3.80
Estimated volatility			116.00%
Risk free interest rate			1.87%
Expected dividend rate			0.00%
Investor [Member] | Series F Warrant [Member] | February 2017 Loan Agreements [member]
Repaid of note principal						$ 25,000
Accrued interest						$ 676
Common stock shares reserved under stock option plan	7,246
Sierchio [Member] | Series F Warrant [Member] | February 2017 Loan Agreements [member]
Repaid of note principal					$ 25,000
Accrued interest					$ 1,149
Common stock shares reserved under stock option plan	7,246
Sierchio and Investor [Member] | February 2017 Loan Agreements [member] | KCC [Member]
Interest rate	7.00%
Convertible debt financing, Loan received	$ 25,000
Debt instrument terms conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.

Sierchio and Investor [Member] | Series F Warrant [Member] | February 2017 Loan Agreements [member] | KCC [Member]
Debt instrument terms conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant.